Earnings (Loss) Per Share (EPS) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Non-vested share awards
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive non-vested share awards and warrants	532,333	317,000
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive non-vested share awards and warrants	1,333,333	0